SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED ITS NAME:

     --------------------------------------------------------------- -------------------------------------------------------------
                    OLD UNDERLYING MUTUAL FUND NAME                                NEW UNDERLYING MUTUAL FUND NAME
     --------------------------------------------------------------- -------------------------------------------------------------
     Travelers Series Fund, Inc. - Smith Barney International        Travelers Series Fund, Inc. - Smith Barney International
     Equity Portfolio                                                All Cap Growth Portfolio
     --------------------------------------------------------------- -------------------------------------------------------------